UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if amendment [ ];
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  630 Fifth Avenue
          New York, New York 10111

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-698-2020
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     August 11, 2011

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       35

Form 13F Information Table Value Total:  454,517

List of Other Included Managers:

None
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                           FORM 13F INFORMATION TABLE

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
                                                                                                               Voting Authority
                       Title                   Value     Shares/    Shares/   Put/  Investment   Other    -------------------------
    Name of Issuer   of Class      CUSIP      (x$1000)  Principal  Principal  Call  Descretion  Manager      Sole     Shared   None
       Column 1      Column 2     Column 3    Column 4   Column 5   Column 5         Column 6   Column 7             Column 8
Abbott Laboratories   Common     002824 10 0     6,314    120,000      SH              SOLE                 120,000      0       0
Agilent
  Technologies,
  Inc.                Common     00846U 10 1    36,799    720,000      SH              SOLE                 720,000      0       0
Analog Devices,
  Inc.                Common     032654 10 5    26,224    670,000      SH              SOLE                 670,000      0       0
AT&T Inc.             Common     00206R 10 2     6,282    200,000      SH              SOLE                 200,000      0       0
The Bank of
  New York Mellon
  Corporation         Common     064058 10 0    17,294    675,000      SH              SOLE                 675,000      0       0
Brady Corporation     Class A    104674 10 6    23,724    740,000      SH              SOLE                 740,000      0       0
Carlisle Companies
  Inc.                Common     142339 10 0    11,323    230,000      SH              SOLE                 230,000      0       0
CEVA, Inc.            Common     157210 10 5    26,144    858,300      SH              SOLE                 858,300      0       0
Coherent, Inc.        Common     192479 10 3    44,271    801,000      SH              SOLE                 801,000      0       0
Convergys
  Corporation         Common     212485 10 6    23,188  1,700,000      SH              SOLE               1,700,000      0       0
Devon Energy
  Corporation         Common     25179M 10 3    15,762    200,000      SH              SOLE                 200,000      0       0
Flextronics
  International Ltd.  Common     Y2573F 10 2     4,045    630,000      SH              SOLE                 630,000      0       0
General Electric
  Company             Common     369604 10 3     3,772    200,000      SH              SOLE                 200,000      0       0
GeoMet Inc.           Common     37250U 20 1     2,360  2,000,000      SH              SOLE               2,000,000      0       0
GeoMet Inc.           Preferred
                        Conv.A   37250U 30 0     2,515    223,598      SH              SOLE                 223,598      0       0
Heritage-Crystal
  Clean Inc.          Common     42726M 10 6     7,935    413,712      SH              SOLE                 413,712      0       0
Intel Corporation     Common     458140 10 0    33,240  1,500,000      SH              SOLE               1,500,000      0       0
Johnson & Johnson     Common     478160 10 4     6,652    100,000      SH              SOLE                 100,000      0       0
JP Morgan
  Chase & Co.         Common     46625H 10 0     4,094    100,000      SH              SOLE                 100,000      0       0
McMoRan Exploration
  Corporation         Common     582411 10 4    12,012    650,000      SH              SOLE                 650,000      0       0
Medtronic, Inc.       Common     585055 10 6     3,853    100,000      SH              SOLE                 100,000      0       0
Mindspeed
  Technologies Inc.   Common     602682 20 5     7,200    900,000      SH              SOLE                 900,000      0       0
Motorola Mobility
  Holdings            Common     620097 10 5     1,378     62,500      SH              SOLE                  62,500      0       0
Motorola Solutions
  Inc.                Common     620076 30 7    10,129    220,000      SH              SOLE                 220,000      0       0
Murphy Oil
  Corporation         Common     626717 10 2    18,385    280,000      SH              SOLE                 280,000      0       0
NewStar Financial,
  Inc.                Common     65261F 10 5     2,711    253,794      SH              SOLE                 253,794      0       0
Precision Castparts
  Corporation         Common     740189 10 5    16,465    100,000      SH              SOLE                 100,000      0       0
QEP Resources Inc.    Common     74733V 10 0    10,897    260,500      SH              SOLE                 260,500      0       0
RadiSys Corporation   Common     750459 10 9     8,675  1,190,000      SH              SOLE               1,190,000      0       0
Roper Industries,
  Inc.                Common     776696 10 6    14,994    180,000      SH              SOLE                 180,000      0       0
Sonus Networks, Inc.  Common     835916 10 7     9,720  3,000,000      SH              SOLE               3,000,000      0       0
Vical Incorporated    Common     925602 10 4     1,071    260,000      SH              SOLE                 260,000      0       0
Vodafone Group PLC    Sponsored
                        ADR      92857W 20 9    13,360    500,000      SH              SOLE                 500,000      0       0
Walgreen Co.          Common     931422 10 9     9,341    220,000      SH              SOLE                 220,000      0       0
Xerox Corporation     Common     984121 10 3    12,388  1,190,000      SH              SOLE               1,190,000      0       0


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